Related Party Balance and Transactions (Details) - Apr. 30, 2026 - Forecast [Member] ¥ in Thousands	CNY (¥)	$ / shares shares
Related party balance and transactions [Line Items]
Purchase price | $ / shares		$ 1.81
Share issuance | ¥	¥ 162
Class C ordinary shares [Member]
Related party balance and transactions [Line Items]
Shares issued | shares		12,731